Share-Based Compensation - Stock Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, beginning of period	583,459
Granted	16,091
Vested	0	0
Forfeited	(18,437)
Balance, end of period	581,113	583,459
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, beginning of period (in dollars per share)	$ 25.84
Granted during the period (in dollars per share)	34.45	$ 25.78
Forfeited (in dollars per share)	35.05
Unvested, end of period (in dollars per share)	$ 25.79	$ 25.84
Weighted average remaining term	2 years 7 months 2 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, beginning of period	1,352,865
Granted	1,115,662
Vested	(384,902)
Forfeited	(74,201)
Balance, end of period	2,009,424	1,352,865
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, beginning of period (in dollars per share)	$ 17.91
Granted during the period (in dollars per share)	47.44
Vested (in dollars per share)	18.45
Forfeited (in dollars per share)	24.65
Unvested, end of period (in dollars per share)	$ 33.95	$ 17.91
Weighted average remaining term	2 years 10 months 28 days
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested			0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted during the period (in dollars per share)	$ 47.44	$ 25.65	$ 17.00
Weighted average remaining term	2 years 10 months 28 days